Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases	₽ 1,555	₽ 1,014	₽ 401
Sales	398	282	155
Other loss (income)	142	138	(42)
Financial assets from and advances given to	147	107
Financial liabilities to	(1,585)	(969)
Total outstanding, net	(1,438)	(862)
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases	104	110	121
Sales	62	98	103
Other loss (income)	0		(33)
Financial assets from and advances given to	7	7
Financial liabilities to	(20)	(6)
Total outstanding, net	(13)	1
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Purchases	1,451	904	280
Sales	336	184	52
Other loss (income)	142	138	₽ (9)
Financial assets from and advances given to	140	100
Financial liabilities to	(1,565)	(963)
Total outstanding, net	₽ (1,425)	₽ (863)